Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 275,080,602	$ 149,030,052
Less: accumulated depreciation	(54,432,453)	(19,990,558)
Property and equipment, net	220,648,149	129,039,494
Construction in progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	8,386,394	10,320,596
Machinery [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	172,767,448	116,977,275
Building [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	83,343,942	18,400,135
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	6,060,439
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	4,121,355	2,781,912
Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 401,024	$ 550,134